Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) ¥ in Thousands	Jun. 30, 2025 CNY (¥)
RMB
Within 1 year	¥ 1,970
2-5 years	1,976
Total	3,946
Property Management Fee [Member]
RMB
Within 1 year	987
Total	¥ 987